FINANCE LEASE OBLIGATIONS (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Future minimum lease payments under non-cancellable capital lease arrangements
2021	¥ 27,027
Total minimum lease payment	27,027
Less: amount representing interest	(1,786)
Present value of remaining minimum lease payment	25,241
Less: current portion	¥ 25,241